NOTES PAYABLE (Components of Notes Payable) (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Notes payable
Principal Amount	$ 723,247	$ 858,988
Unamortized Discount	(507)	(1,769)	$ (77,157)
Net	722,740	857,219	1,168,187
Notes payable - related party
Principal Amount	30,000	30,000
Unamortized Discount	0	0
Net	30,000	30,000	$ 25,562
Notes payable, including the note payable to related party
Principal Amount	753,247	888,988
Unamortized Discount	(507)	(1,769)
Net	$ 752,740	$ 887,219